Equity - Schedule of Treasury Shares (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Number of shares, Beginning Balance	499,999,000	349,999,000
Transfers	(441,379,000)	(441,866,000)
Number of shares, End of Balance	264,495,000	499,999,000	349,999,000
Beginning Balance	R$ 9,041	R$ 10,204
Transfers	(7,234)	(7,989)
Repurchase	R$ 2,596	6,826	R$ 3,923
Number of shares disposed	(4,125,000)
Alienation of treasury shares	R$ (69)
Alienation of treasury shares average cost	0
Ending Balance	R$ 4,334	R$ 9,041	R$ 10,204
Repurchase	210,000,000	591,866,000
Average cost per share, Beginning Balance	R$ 18.08	R$ 29.15
Treasury Share Repurchase Average Per Share	12.36	11.53
Treasury Shares Transfers Average Price Per Share	0	0
Average cost per share, Ending Balance	R$ 16.39	R$ 18.08	R$ 29.15